Financial Assets and Liabilities - Summary of Trade and Other Receivables (Parenthetical) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue	$ 32,156		$ 16,722	$ 17,341
Research and Development Tax Incentive
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue		$ 20.0
Research and Development Tax Incentive | Australian Government
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue	$ 20,000		20,000
Other receivables			$ 1,500